FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, description	where regulation requires the Company to maintain a cash reserve equal to the amount that the customer has in his or her online wallet.
Cash and cash equivalents	€ 4,615	€ 5,205
Trade receivables and other current assets	7,821	5,405
Current financial assets	8,692	8,461
Credit losses on current financial assets	163	163
Retail Sport Betting Terminals [Member]
IfrsStatementLineItems [Line Items]
Trade receivables and other current assets	€ 2,904	€ 954